INCOME TAXES (Details 4) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 115,087	$ 63,346
Addition/(Reduction)	(45,953)	53,640
Foreign currency translation adjustment	558	(1,899)
Balance at end of the year	$ 69,692	$ 115,087